Transactions with Director Related Entities and Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Transactions with Director Related Entities and Related Parties [Abstract]
Transactions with Director Related Entities and Related Parties

8. Transactions with Director Related Entities and Related Parties

The Company’s CEO, Gordon F. DuGan, is on the board of directors of the Gramercy European Property Fund and has committed approximately $1,500  (€1,250) in capital to the Gramercy European Property Fund. The two Managing Directors of Gramercy Europe Asset Management have collectively committed approximately $1,500  (€1,250) in capital to the Gramercy European Property Fund.

The Company acquired three properties in January 2015 in an arms-length transaction from affiliates of KTR Capital Partners, a private industrial real estate investment company, for which one of the Company’s directors, Jeffrey Kelter, serves as Chief Executive Officer and Chairman of the Board. The properties are located in Milwaukee, Wisconsin, comprise an aggregate 450,000 square feet and were acquired for an aggregate purchase price of approximately $19,750.

In June 2014, the Company signed a lease agreement with 521 Fifth Fee Owner LLC, an affiliate of SL Green Realty Corp. (NYSE: SLG), or SL Green, for new corporate office space located at 521 Fifth Avenue, 30th Floor, New York, New York. The lease commenced in September 2013, is for approximately 6,580 square feet and expires in 2023 with rents of approximately $368 per annum for year one rising to $466 per annum in year ten. The Company paid $94 and $282 under the lease for the three and nine months ended September 30, 2015, respectively. The Company paid $92 and $276 under the lease for the three and nine months ended September 30, 2014, respectively.

The Chief Executive Officer of SL Green, Marc Holliday, was one of the Company’s directors until September 30, 2014, when he resigned effective immediately as a member of the Company’s board of directors. There was no disagreement between the Company and the director on any matter relating to the Company’s operations, policies or practices.

8. Transactions with Director Related Entities and Related Parties

The Company’s CEO, Gordon F. DuGan, is on the board of directors of the Gramercy European Property Fund and has committed approximately $1,500 (€1,250) in capital to the Gramercy European Property Fund. The two Managing Directors of Gramercy Europe Asset Management have collectively committed approximately $1,500 (€1,250) in capital to the Gramercy European Property Fund. Foreign currency commitments have been converted into U.S. dollars based on (i) the foreign exchange rate at the closing date for completed transactions and (ii) the exchange rate that prevailed on December 31, 2014, in the case of unfunded commitments.

Three of the properties the Company closed on subsequent to December 31, 2014, which comprised an aggregate 450,000 square feet and are located in Milwaukee, Wisconsin, were acquired from affiliates of KTR Capital Partners, or KTR, a private industrial real estate investment company, for which one of the Company’s directors serves as Chief Executive Officer and Chairman of the Board.

The Chief Executive Officer of SL Green Realty Corp. (NYSE: SLG), or SL Green, was one of the Company’s directors until September 30, 2014, when he resigned. The Company did not have a disagreement with Mr. Holliday on any matter relating to its operations, policies or practices. In recognition of his service, the Company’s board of directors ratably vested 1,125 of the 1,500 shares of its common stock granted to Mr. Holliday in January 2014.

In June 2013, the Company signed a lease agreement with 521 Fifth Fee Owner LLC, an affiliate of SL Green, for new corporate office space located at 521 Fifth Avenue, 30th Floor, New York, New York. The lease commenced in September 2013, following the completion of certain improvements to the space. The lease is for approximately 6,580 square feet and expires in 2023 with rents of approximately $368 per annum for year one rising to $466 per annum in year ten. The Company paid $368 under the lease for the year ended December 31, 2014.

From May 2005 through September 2013, the Company was party to a lease agreement with SLG Graybar Sublease LLC, an affiliate of SL Green, for its previous corporate offices at 420 Lexington Avenue, New York, New York. In September 2013, concurrently with the commencement of the lease for the new corporate offices at 521 Fifth Avenue, the Company cancelled the lease for its corporate office at 420 Lexington Avenue.